Disclosure of Detailed Information About Investment Property (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about investment property [line items]
Investment properties, opening amount	$ 1,311	$ 1,322
Additions	62	48
Adjustments arising from change in lease term of leasehold interests in land		2
Adjustments to project costs	5	(8)
Disposals	(92)
Transfers		0
Transfers from (to) property, plant and equipment	(609)
Depreciation	(45)	(44)
Exchange difference	(3)	(9)
Investment properties, closing amount	629	1,311
Cost [member]
Disclosure of detailed information about investment property [line items]
Investment properties, opening amount	1,626	1,596
Investment properties, closing amount	988	1,626
Accumulated depreciation [member]
Disclosure of detailed information about investment property [line items]
Investment properties, opening amount	(315)	(274)
Investment properties, closing amount	(359)	(315)
Investment property completed [member]
Disclosure of detailed information about investment property [line items]
Investment properties, opening amount	1,311	1,079
Additions	62	48
Adjustments arising from change in lease term of leasehold interests in land		2
Adjustments to project costs	5	(8)
Disposals	(92)
Transfers		241
Transfers from (to) property, plant and equipment	(609)
Depreciation	(45)	(44)
Exchange difference	(3)	(7)
Investment properties, closing amount	629	1,311
Investment property completed [member] | Cost [member]
Disclosure of detailed information about investment property [line items]
Investment properties, opening amount	1,626	1,353
Investment properties, closing amount	988	1,626
Investment property completed [member] | Accumulated depreciation [member]
Disclosure of detailed information about investment property [line items]
Investment properties, opening amount	(315)	(274)
Investment properties, closing amount	(359)	(315)
Investment property under construction or development [member]
Disclosure of detailed information about investment property [line items]
Investment properties, opening amount	0	243
Additions	0	0
Adjustments arising from change in lease term of leasehold interests in land		0
Adjustments to project costs	0	0
Disposals	0
Transfers		(241)
Transfers from (to) property, plant and equipment	0
Depreciation	0	0
Exchange difference	0	(2)
Investment properties, closing amount	0	0
Investment property under construction or development [member] | Cost [member]
Disclosure of detailed information about investment property [line items]
Investment properties, opening amount	0	243
Investment properties, closing amount	0	0
Investment property under construction or development [member] | Accumulated depreciation [member]
Disclosure of detailed information about investment property [line items]
Investment properties, opening amount	0	0
Investment properties, closing amount	$ 0	$ 0